                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
             (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2005

Date of reporting period: May 31, 2005

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Real Estate Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six-month period ended May 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2005

                                                   NAREIT      LIPPER REAL
                                                   EQUITY     ESTATE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)
   8.24%       7.79%       7.89%       8.35%       6.20%             7.35%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

After posting very strong returns in 2004, the U.S. REIT sector entered 2005 on a weak footing which continued through the first quarter of the year. Several factors contributed to the sector's weakness in the first quarter, including profit-taking and portfolio rebalancing on the part of institutional portfolio managers to lock in gains from 2004, the rise in the yield on the 10-year Treasury and weakness in the broader equity market. The REIT sector went on to rally in both April and May thanks to a combination of drivers including the decline in the 10-year Treasury yield, the continued strengthening of underlying real estate asset values and continued improvement in real estate fundamentals.

Among the major U.S. REIT sectors, retail and office stocks outperformed while apartment stocks lagged. In the retail sector, both tenants and landlords remained optimistic with regard to the fundamentals for both retailers and retail real estate. Retail remains the one sector within real estate where landlords retain pricing power and properties continue to produce improving operating cash flow. The outperformance of the office sector appeared to be due to investor optimism for a recovery in the sector, as fundamentals appeared to have finally stopped deteriorating. Office stocks may have also benefited from the fact that the office sector posted the weakest relative performance in 2004, and was therefore less impacted by the significant profit-taking witnessed in the first quarter of 2005.

In the apartment sector, investors appear to expect gradual improvements in operational conditions in 2005 on the back of positive economic and job growth. However, the sector underperformed during the reporting period due to investors' disappointment with the slow pace of recovery and concerns that low interest rates and modest employment growth will continue to weigh on tenant demand. In addition, the apartment sector appeared to be hit hardest by profit-taking, given that last year's winners were among the weakest relative performers during the six-month period. The investment market for apartment assets remains strong, primarily due to continued demand from condominium converters.

Among the smaller REIT sectors, storage was the best performing sector, and the hotel, health care and specialty sectors underperformed. Both the storage and hotel sectors experienced improvements in operating results and benefited from the short-term nature of their leases and relatively limited new supply. However, hotel REITs were hurt by investor concerns that a slower economy could impact demand as well as profit-taking following their strong fourth-quarter rally in 2004.

PERFORMANCE ANALYSIS

Morgan Stanley Real Estate Fund outperformed the NAREIT Equity Index and the Lipper Real Estate Funds Index for the six-month period ended May 31, 2005, assuming no deduction of applicable sales charges. The Fund's outperformance was driven by both bottom-up stock selection and top-down sector allocation. The Fund's stock selection was especially strong in the hotel, retail and apartment sectors. Within the hotel sector, the Fund focused on hotel companies that own upscale assets in major urban markets. These holdings experienced a strong recovery thanks to an increase in corporate travel. In retail, the Fund benefited from strong performance in mall stocks because of its strategy of emphasizing owners of the highest quality malls in dominant trade areas. Returns were also boosted by holdings in strip center malls, where the Fund emphasized owners of in-fill centers with appealing anchor tenants. Within the apartment sector, the Fund's strategy of holding companies with strong representation in the coastal markets proved to be a winning approach.

From a top-down perspective, allocation was favorable across virtually every sector. The most significant favorable contributors to outperformance were from an overweight to the storage and mall sectors and underweight to the mixed office/industrial sector relative to the NAREIT Index.

While the Fund performed strongly for the period, not all of its positions contributed positively to its returns. In the office sector, the Fund's returns were hampered modestly by underweighted positions relative to the NAREIT Equity Index in specific office companies. Stock selection in the healthcare sector also detracted from performance.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

   TOP 10 HOLDINGS
   Simon Property Group Inc. L.P.                       9.7%
   Brookfield Properties Corp. (Canada)                 5.8
   Avalonbay Communities, Inc.                          5.8
   Boston Properties, Inc                               5.3
   Archstone-Smith Trust                                5.2
   Starwood Hotels & Resorts Worldwide, Inc.            5.0
   Host Marriot Corp.                                   4.8
   Hilton Hotels Corp.                                  4.3
   Federal Realty Investment Trust                      3.7
   Regency Centers Corp.                                3.6

   PORTFOLIO COMPOSITION
   Common Stocks                                       98.8%
   Short-Term Paper                                     1.1

Data as of May 31, 2005. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. A COMPANY IS CONSIDERED TO BE "PRINCIPALLY ENGAGED" IN THE U.S. REAL ESTATE INDUSTRY IF (I) IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, LEASING, CONSTRUCTION, MANAGEMENT, DEVELOPMENT, FINANCING OR SALE OF RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE; OR (II) IT HAS AT LEAST 50 PERCENT OF THE VALUE OF ITS ASSETS INVESTED IN U.S. RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE. COMPANIES PRIMARILY ENGAGED IN THE REAL ESTATE INDUSTRY MAY INCLUDE REAL ESTATE INVESTMENT TRUSTS KNOWN AS "REITS," WHICH POOL INVESTOR FUNDS MOSTLY FOR INVESTMENT IN COMMERCIAL REAL ESTATE PROPERTIES. THEY ALSO MAY INCLUDE, AMONG OTHER BUSINESSES, REAL ESTATE DEVELOPERS, BROKERS AND OPERATING COMPANIES, AS WELL AS COMPANIES WHOSE PRODUCTS AND SERVICES ARE SIGNIFICANTLY RELATED TO THE REAL ESTATE INDUSTRY, SUCH AS BUILDING SUPPLIERS AND MORTGAGE LENDERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS MARKET, ECONOMIC AND POLITICAL FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON

FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 04/28/99)         (since 04/28/99)         (since 04/28/99)          (since 04/28/99)
   SYMBOL                              REFAX                     REFBX                    REFCX                    REFDX
   1 YEAR                              34.91%(3)                 33.87%(3)                34.01%(3)                35.20%(3)
                                       27.83(4)                  28.87(4)                 33.01(4)                    --
   5 YEARS                             19.62(3)                  18.67(3)                 18.70(3)                 19.85(3)
                                       18.33(4)                  18.47(4)                 18.70(4)                    --
   SINCE INCEPTION                     16.10(3)                  15.20(3)                 15.21(3)                 16.39(3)
                                       15.08(4)                  15.20(4)                 15.21(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is an unmanaged benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Real Estate Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/04 - 05/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             12/31/04 -
                                                                     12/01/04            05/31/05             05/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (8.24% return).......................................         $1,000.00           $1,082.40             $ 7.58
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.65             $ 7.34
CLASS B
Actual (7.79% return).......................................         $1,000.00           $1,077.90             $11.55
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,013.81             $11.20
CLASS C
Actual (7.89% return).......................................         $1,000.00           $1,078.90             $11.20
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.16             $10.85
CLASS D
Actual (8.35% return).......................................         $1,000.00           $1,083.50             $ 6.39
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.80             $ 6.19

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.46%, 2.23%, 2.16% and 1.23% respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board of Trustees of the Funds (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the three-and five-year periods, but better for the one-year period. The Board discussed the improved performance during the most recent one-year period and concluded that overall the Fund's performance was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was slightly higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund, and
(ii) the Fund's total expense ratio was slightly lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expenses were competitive with those of the Fund's expense peer group.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------
              Common Stocks (98.8%)
              Hotels/Resorts/ Cruiselines (9.6%)
  361,409     Hilton Hotels Corp. .........................................................  $  8,756,940
   27,295     Interstate Hotels & Resorts Inc.*............................................       125,557
   41,300     Lodgian Inc.*................................................................       392,350
  178,550     Starwood Hotels & Resorts Worldwide, Inc. ...................................     9,993,444
    8,000     Wyndham International, Inc. (Class A)*.......................................         7,680
                                                                                             ------------
                                                                                               19,275,971
                                                                                             ------------
              Real Estate -- Industrial/ Office (5.8%)
  447,052     Brookfield Properties Corp. (Canada).........................................    11,735,115
                                                                                             ------------
              Real Estate -- Retail (1.2%)
   38,780     Forest City Enterprise, Inc. (Class A).......................................     2,456,713
                                                                                             ------------
              REIT -- Diversified (3.7%)
   46,500     Spirit Finance Corp. ........................................................       511,500
   89,560     Vornado Realty Trust.........................................................     7,048,372
                                                                                             ------------
                                                                                                7,559,872
                                                                                             ------------
              REIT -- Healthcare (1.5%)
    4,800     Health Care Property Investors, Inc. ........................................       130,512
   18,200     LTC Properties, Inc. ........................................................       360,724
   67,995     OMEGA Healthcare Investors, Inc. ............................................       812,540
   90,100     Senior Housing Properties Trust..............................................     1,620,899
      100     Sunrise Senior Living (Canada)...............................................           923
                                                                                             ------------
                                                                                                2,925,598
                                                                                             ------------
              REIT -- Industrial/ Office (23.1%)
  172,865     AMB Property Corp. ..........................................................     6,968,188
  168,580     Arden Realty, Inc. ..........................................................     5,782,294
  159,290     Boston Properties, Inc. .....................................................    10,638,979

 NUMBER OF
  SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------
   27,650     Brandywine Realty Trust......................................................  $    778,624
   62,700     Catellus Development Corp. ..................................................     1,835,229
  186,135     Equity Office Properties Trust...............................................     6,047,526
    6,500     Highwoods Properties, Inc. ..................................................       178,880
   98,000     Mack-Cali Realty Corp. ......................................................     4,320,820
   30,150     Prentiss Properties Trust....................................................     1,040,175
   43,925     ProLogis.....................................................................     1,793,897
   28,350     PS Business Parks, Inc. (Class A)............................................     1,163,484
   97,020     Reckson Associates Realty Corp. .............................................     3,064,862
   35,100     SL Green Realty Corp. .......................................................     2,174,445
   39,400     Trizec Properties, Inc. .....................................................       768,694
                                                                                             ------------
                                                                                               46,556,097
                                                                                             ------------
              REIT -- Lodging/ Resorts (5.2%)
  578,905     Host Marriott Corp. .........................................................     9,696,659
  104,555     MeriStar Hospitality Corp.*..................................................       877,216
                                                                                             ------------
                                                                                               10,573,875
                                                                                             ------------
              REIT -- Residential (18.4%)
   13,205     American Campus Communities, Inc. ...........................................       270,703
    8,500     Amli Residential Properties Trust............................................       244,290
  284,317     Archstone-Smith Trust........................................................    10,468,552
  155,875     Avalonbay Communities, Inc. .................................................    11,670,361
   28,435     BRE Properties, Inc. (Class A)...............................................     1,095,885
   52,050     Equity Lifestyle Properties, Inc. ...........................................     1,972,695
   99,470     Equity Residential...........................................................     3,570,973
   59,230     Essex Property Trust, Inc. ..................................................     4,738,400
    4,700     Gables Residential Trust.....................................................       171,127
   88,750     Post Properties, Inc. .......................................................     2,911,000
                                                                                             ------------
                                                                                               37,113,986
                                                                                             ------------
              REIT -- Retail (23.9%)
   61,750     Acadia Realty Trust..........................................................     1,046,663
  106,300     BPP Liquidating Trust*.......................................................        28,701

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------
    4,965     Developers Diversified Realty Corp. .........................................  $    226,404
  134,220     Federal Realty Investment Trust..............................................     7,408,944
   31,280     General Growth Properties, Inc. .............................................     1,217,730
   20,500     Heritage Property Investment Trust...........................................       666,045
   74,620     Macerich Co. (The)...........................................................     4,703,299
    2,765     Pan Pacific Retail Properties, Inc. .........................................       176,545
  129,920     Regency Centers Corp. .......................................................     7,256,032
  284,684     Simon Property Group, Inc. ..................................................    19,563,484
  190,195     Taubman Centers, Inc. .......................................................     6,036,789
                                                                                             ------------
                                                                                               48,330,636
                                                                                             ------------
              REIT -- Specialty (0.6%)
    9,500     Capital Automotive REIT......................................................       339,910
   32,990     Correctional Properties Trust................................................       857,740
                                                                                             ------------
                                                                                                1,197,650
                                                                                             ------------
              REIT -- Storage (5.8%)
  103,975     Public Storage, Inc. ........................................................     6,252,017
  122,630     Shurgard Storage Centers, Inc. (Class A).....................................     5,352,800
                                                                                             ------------
                                                                                               11,604,817
                                                                                             ------------
              Total Common Stocks
              (Cost $122,483,609)..........................................................   199,330,330
                                                                                             ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
              Short-Term Investment (1.1%)
              Repurchase Agreement
 $  2,206     Joint repurchase agreement account 3.04% due 06/01/05 (dated 05/31/05;
               proceeds $2,206,186) (a)
               (Cost $2,206,000)...........................................................  $  2,206,000
                                                                                             ------------
Total Investments
(Cost $124,689,609) (b).........................................................    99.9%     201,536,330
Other Assets in Excess of Liabilities...........................................     0.1          271,364
                                                                                   -----     ------------
Net Assets......................................................................   100.0%    $201,807,694
                                                                                   =====     ============

---------------------------------------------------

    REIT  Real Estate Investment Trust.
    *     Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
          The aggregate gross unrealized appreciation is $76,913,019 and the aggregate gross unrealized depreciation is $66,298, resulting in net unrealized appreciation of $76,846,721.

12
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
SUMMARY OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Reit -- Retail..............................................  $ 48,330,636       23.9%
Reit -- Industrial/Office...................................    46,556,097       23.1
Reit -- Residential.........................................    37,113,986       18.4
Hotels/Resorts/Cruiselines..................................    19,275,971        9.6
Real Estate -- Industrial/Office............................    11,735,115        5.8
Reit -- Storage.............................................    11,604,817        5.8
Reit -- Lodging/Resorts.....................................    10,573,875        5.2
Reit -- Diversified.........................................     7,559,872        3.7
Reit -- Healthcare..........................................     2,925,598        1.5
Real Estate -- Retail.......................................     2,456,713        1.2
Repurchase Agreement........................................     2,206,000        1.1
Reit -- Specialty...........................................     1,197,650        0.6
                                                              ------------       ----
                                                              $201,536,330       99.9%
                                                              ============       ====

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $124,689,609).......................................  $201,536,330
Cash........................................................           769
Receivable for:
    Investments sold........................................       930,975
    Dividends...............................................       283,107
    Shares of beneficial interest sold......................       220,807
Prepaid expenses and other assets...........................        49,493
                                                              ------------
    Total Assets............................................   203,021,481
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       545,739
    Investments purchased...................................       351,269
    Investment advisory fee.................................       140,899
    Distribution fee........................................       102,496
    Administration fee......................................        14,090
Accrued expenses and other payables.........................        59,294
                                                              ------------
    Total Liabilities.......................................     1,213,787
                                                              ------------
    Net Assets..............................................  $201,807,694
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $112,506,583
Net unrealized appreciation.................................    76,851,779
Undistributed net investment income.........................       410,364
Accumulated undistributed net realized gain.................    12,038,968
                                                              ------------
    Net Assets..............................................  $201,807,694
                                                              ============
Class A Shares:
Net Assets..................................................   $20,332,862
Shares Outstanding (unlimited authorized, $.01 par value)...     1,156,745
    Net Asset Value Per Share...............................        $17.58
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $18.55
                                                              ============
Class B Shares:
Net Assets..................................................   $97,554,819
Shares Outstanding (unlimited authorized, $.01 par value)...     5,573,638
    Net Asset Value Per Share...............................        $17.50
                                                              ============
Class C Shares:
Net Assets..................................................   $14,412,668
Shares Outstanding (unlimited authorized, $.01 par value)...       823,248
    Net Asset Value Per Share...............................        $17.51
                                                              ============
Class D Shares:
Net Assets..................................................   $69,507,345
Shares Outstanding (unlimited authorized, $.01 par value)...     3,950,806
    Net Asset Value Per Share...............................        $17.59
                                                              ============

                       See Notes to Financial Statements
 14

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $19,931 foreign withholding tax)..........  $ 4,360,726
Interest....................................................       29,459
                                                              -----------
    Total Income............................................    4,390,185
                                                              -----------
Expenses
Investment advisory fee.....................................      818,405
Distribution fee (Class A shares)...........................       14,894
Distribution fee (Class B shares)...........................      538,604
Distribution fee (Class C shares)...........................       67,851
Transfer agent fees and expenses............................      236,101
Administration fee..........................................       81,840
Shareholder reports and notices.............................       42,246
Professional fees...........................................       34,709
Registration fees...........................................       27,309
Custodian fees..............................................       10,543
Trustees' fees and expenses.................................        1,242
Other.......................................................        8,602
                                                              -----------
    Total Expenses..........................................    1,882,346
                                                              -----------
    Net Investment Income...................................    2,507,839
                                                              -----------
Net Realized and Unrealized Gain:
Net Realized Gain On Investments............................   11,746,718
                                                              -----------
Net Change in Unrealized Appreciation on:
Investments.................................................    1,279,744
Translation of other assets and liabilities denominated in
  foreign currencies........................................        5,058
                                                              -----------
    Net Appreciation........................................    1,284,802
                                                              -----------
    Net Gain................................................   13,031,520
                                                              -----------
Net Increase................................................  $15,539,359
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2005   NOVEMBER 30, 2004
                                                              ------------   -----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 2,507,839      $  1,557,307
Net realized gain...........................................   11,746,718        16,856,003
Net change in unrealized appreciation.......................    1,284,802        36,629,782
                                                              ------------     ------------
    Net Increase............................................   15,539,359        55,043,092
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (135,276)         (102,372)
    Class B shares..........................................     (914,326)         (488,097)
    Class C shares..........................................     (126,793)          (62,756)
    Class D shares..........................................     (920,987)         (904,175)
Net realized gain
    Class A shares..........................................     (678,646)         (223,387)
    Class B shares..........................................   (7,015,120)       (2,964,660)
    Class C shares..........................................     (939,689)         (360,473)
    Class D shares..........................................   (4,366,551)       (1,697,666)
                                                              ------------     ------------
    Total Dividends and Distributions.......................  (15,097,388)       (6,803,586)
                                                              ------------     ------------

Net decrease from transactions in shares of beneficial
  interest..................................................  (11,021,103)      (23,199,579)
                                                              ------------     ------------
    Net Increase (Decrease).................................  (10,579,132)       25,039,927
Net Assets:
Beginning of period.........................................  212,386,826       187,346,899
                                                              ------------     ------------
End of Period
(Including undistributed net investment income of $410,364
and dividends in excess of net investment income of $93,
respectively)...............................................  $201,807,694     $212,386,826
                                                              ============     ============

                       See Notes to Financial Statements
 16

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED) continued

Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of daily net assets not exceeding $500 million; 0.75% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% to the portion of daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,204,707 at May 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.93%, respectively.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED) continued

The Distributor has informed the Fund that for the six months ended May 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $107,007 and $2,600, respectively and received $27,912 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2005 aggregated $23,420,864 and $42,700,979, respectively.

For the six months ended May 31, 2005, the Fund incurred brokerage commissions of $1,224 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             MAY 31, 2005              NOVEMBER 30, 2004
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................     158,572   $  2,671,210      368,160   $  5,452,520
Conversion from Class B..............................     561,841      9,289,811       --            --
Reinvestment of dividends and distributions..........      43,422        739,729       19,518        280,997
Redeemed.............................................    (248,817)    (4,143,160)    (289,261)    (4,229,999)
                                                       ----------   ------------   ----------   ------------
Net increase - Class A...............................     515,018      8,557,590       98,417      1,503,518
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................     429,402      7,247,197    1,191,679     17,949,122
Conversion to Class A................................    (563,893)    (9,289,811)      --            --
Reinvestment of dividends and distributions..........     399,907      6,805,600      196,997      2,806,099
Redeemed.............................................  (1,272,568)   (21,269,734)  (2,843,101)   (41,161,407)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class B...............................  (1,007,152)   (16,506,748)  (1,454,425)   (20,406,186)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................      91,624      1,552,779      254,222      3,761,809
Reinvestment of dividends and distributions..........      56,969        969,206       25,669        366,935
Redeemed.............................................    (202,359)    (3,382,980)    (316,260)    (4,612,766)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class C...............................     (53,766)      (860,995)     (36,369)      (484,022)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................     214,940      3,617,805      777,867     11,556,107
Reinvestment of dividends and distributions..........     266,224      4,536,600      154,916      2,230,010
Redeemed.............................................    (616,426)   (10,365,355)  (1,183,528)   (17,599,006)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class D...............................    (135,262)    (2,210,950)    (250,745)    (3,812,889)
                                                       ----------   ------------   ----------   ------------
Net decrease in Fund.................................    (681,162)  $(11,021,103)  (1,643,122)  $(23,199,579)
                                                       ==========   ============   ==========   ============

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                FOR THE YEAR ENDED NOVEMBER 30,
                                                MONTHS ENDED   --------------------------------------------------------
                                                MAY 31, 2005     2004       2003        2002        2001        2000
                                                ------------   --------   ---------   ---------   ---------   ---------
                                                (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period..........     $17.47       $13.58     $ 10.59     $ 11.39     $ 10.51     $  8.63
                                                   ------       ------     -------     -------     -------     -------

Income (loss) from investment operations:
    Net investment income++...................       0.23         0.17        0.32        0.29        0.35        0.31
    Net realized and unrealized gain (loss)...       1.16         4.29        3.20       (0.17)       0.93        2.00
                                                   ------       ------     -------     -------     -------     -------

Total income from investment operations.......       1.39         4.46        3.52        0.12        1.28        2.31
                                                   ------       ------     -------     -------     -------     -------

Less dividends and distributions from:
    Net investment income.....................      (0.21)       (0.18)      (0.32)      (0.28)      (0.35)      (0.33)
    Net realized gain.........................      (1.07)       (0.39)      (0.21)      (0.64)      (0.05)      (0.04)
    Paid-in-capital...........................     --            --          --          --          --          (0.06)
                                                   ------       ------     -------     -------     -------     -------

Total dividends and distributions.............      (1.28)       (0.57)      (0.53)      (0.92)      (0.40)      (0.43)
                                                   ------       ------     -------     -------     -------     -------

Net asset value, end of period................     $17.58       $17.47     $ 13.58     $ 10.59     $ 11.39     $ 10.51
                                                   ======       ======     =======     =======     =======     =======

Total Return+.................................       8.24%(1)    33.84%      34.61%       0.88%      12.38%      27.46%

Ratios to Average Net Assets(3):
Expenses......................................       1.46%(2)     1.62%       1.62%       1.63%       1.54%       1.71%
Net investment income.........................       2.83%(2)     1.21%       2.77%       2.52%       3.19%       3.20%

Supplemental Data:
Net assets, end of period, in thousands.......    $20,333      $11,210      $7,378      $6,401      $7,860      $9,943
Portfolio turnover rate.......................         12%(1)       14%         23%         28%         40%         57%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX               FOR THE YEAR ENDED NOVEMBER 30,
                                                MONTHS ENDED   ------------------------------------------------------
                                                MAY 31, 2005     2004        2003        2002       2001       2000
                                                ------------   ---------   ---------   --------   --------   --------
                                                (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period..........     $17.40        $13.53      $10.55     $11.36     $10.49     $ 8.62
                                                   ------        ------      ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++...................       0.17          0.07        0.24       0.20       0.27       0.24
    Net realized and unrealized gain (loss)...       1.14          4.26        3.19      (0.17)      0.92       1.99
                                                   ------        ------      ------     ------     ------     ------

Total income from investment operations.......       1.31          4.33        3.43       0.03       1.19       2.23
                                                   ------        ------      ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income.....................      (0.14)        (0.07)      (0.24)     (0.20)     (0.27)     (0.27)
    Net realized gain.........................      (1.07)        (0.39)      (0.21)     (0.64)     (0.05)     (0.04)
    Paid-in-capital...........................     --             --          --         --         --         (0.05)
                                                   ------        ------      ------     ------     ------     ------

Total dividends and distributions.............      (1.21)        (0.46)      (0.45)     (0.84)     (0.32)     (0.36)
                                                   ------        ------      ------     ------     ------     ------

Net asset value, end of period................     $17.50        $17.40      $13.53     $10.55     $11.36     $10.49
                                                   ======        ======      ======     ======     ======     ======

Total Return+.................................       7.79%(1)     32.81%      33.64%      0.15%     11.41%     26.41%

Ratios to Average Net Assets(3):
Expenses......................................       2.23%(2)      2.38%       2.37%      2.38%      2.36%      2.46%
Net investment income.........................       2.06%(2)      0.45%       2.02%      1.77%      2.37%      2.45%

Supplemental Data:
Net assets, end of period, in thousands.......    $97,555      $114,483    $108,680    $95,343    $86,479    $75,101
Portfolio turnover rate.......................         12%(1)        14%         23%        28%        40%        57%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 24

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                FOR THE YEAR ENDED NOVEMBER 30,
                                                MONTHS ENDED   --------------------------------------------------------
                                                MAY 31, 2005     2004        2003        2002       2001        2000
                                                ------------   ---------   ---------   --------   ---------   ---------
                                                (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period..........     $17.40       $ 13.53     $ 10.55     $11.36     $ 10.50     $  8.62
                                                   ------       -------     -------     ------     -------     -------

Income (loss) from investment operations:
    Net investment income++...................       0.18          0.06        0.23       0.20        0.27        0.26
    Net realized and unrealized gain (loss)...       1.15          4.27        3.20      (0.17)       0.91        1.98
                                                   ------       -------     -------     ------     -------     -------

Total income from investment operations.......       1.33          4.33        3.43       0.03        1.18        2.24
                                                   ------       -------     -------     ------     -------     -------

Less dividends and distributions from:
    Net investment income.....................      (0.15)        (0.07)      (0.24)     (0.20)      (0.27)      (0.27)
    Net realized gain.........................      (1.07)        (0.39)      (0.21)     (0.64)      (0.05)      (0.04)
    Paid-in-capital...........................     --             --          --         --          --          (0.05)
                                                   ------       -------     -------     ------     -------     -------

Total dividends and distributions.............      (1.22)        (0.46)      (0.45)     (0.84)      (0.32)      (0.36)
                                                   ------       -------     -------     ------     -------     -------

Net asset value, end of period................     $17.51       $ 17.40     $ 13.53     $10.55     $ 11.36     $ 10.50
                                                   ======       =======     =======     ======     =======     =======

Total Return+.................................       7.89%(1)     32.83%      33.54%      0.15%      11.39%      26.50%

Ratios to Average Net Assets(3):
Expenses......................................       2.16%(2)      2.38%       2.37%      2.38%       2.36%       2.46%
Net investment income.........................       2.13%(2)      0.45%       2.02%      1.77%       2.37%       2.45%

Supplemental Data:
Net assets, end of period, in thousands.......    $14,413       $15,261     $12,359     $9,129      $7,504      $6,759
Portfolio turnover rate.......................         12%(1)        14%         23%        28%         40%         57%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                FOR THE YEAR ENDED NOVEMBER 30,
                                                MONTHS ENDED   --------------------------------------------------------
                                                MAY 31, 2005     2004        2003        2002       2001        2000
                                                ------------   ---------   ---------   --------   ---------   ---------
                                                (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period..........     $17.48       $ 13.59     $ 10.59     $11.40     $ 10.53     $  8.64
                                                   ------       -------     -------     ------     -------     -------

Income (loss) from investment operations:
    Net investment income++...................       0.26          0.21        0.34       0.30        0.37        0.27
    Net realized and unrealized gain (loss)...       1.15          4.28        3.22      (0.16)       0.93        2.08
                                                   ------       -------     -------     ------     -------     -------

Total income from investment operations.......       1.41          4.49        3.56       0.14        1.30        2.35
                                                   ------       -------     -------     ------     -------     -------

Less dividends and distributions from:
    Net investment income.....................      (0.23)        (0.21)      (0.35)     (0.31)      (0.38)      (0.36)
    Net realized gain.........................      (1.07)        (0.39)      (0.21)     (0.64)      (0.05)      (0.04)
    Paid-in-capital...........................     --             --          --         --          --          (0.06)
                                                   ------       -------     -------     ------     -------     -------

Total dividends and distributions.............      (1.30)        (0.60)      (0.56)     (0.95)      (0.43)      (0.46)
                                                   ------       -------     -------     ------     -------     -------

Net asset value, end of period................     $17.59       $ 17.48     $ 13.59     $10.59     $ 11.40     $ 10.53
                                                   ======       =======     =======     ======     =======     =======

Total Return+.................................       8.35%(1)     34.13%      34.92%      1.14%      12.58%      27.88%

Ratios to Average Net Assets(3):
Expenses......................................       1.23%(2)      1.38%       1.37%      1.38%       1.36%       1.46%
Net investment income.........................       3.06%(2)      1.45%       3.02%      2.77%       3.37%       3.45%

Supplemental Data:
Net assets, end of period, in thousands.......    $69,507       $71,433     $58,930    $33,652     $14,349      $5,193
Portfolio turnover rate.......................         12%(1)        14%         23%        28%         40%         57%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Real Estate Fund
Semiannual Report
May 31, 2005

[MORGAN STANLEY LOGO]

36068RPT-RA05-00578P-Y05/05

Item 1 - Report to Shareholders


Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005


                                       3